Financial Instruments - Schedule of Financial Liabilities Not Measured at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	¥ 3,920,632	¥ 3,775,879
Fair value	3,578,117	3,420,668
Long-term loans | Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	250,012	750,622
Fair value	¥ 245,220	¥ 746,831